Portfolio of Investments

March 31, 2023 (unaudited)

Baillie Gifford International Alpha Fund

	Shares	Value
COMMON STOCKS — 98.2%

AUSTRALIA — 2.5%
Cochlear Ltd.	93,693	$14,915,965
Rio Tinto PLC	666,940	45,270,548
		60,186,513
BRAZIL — 4.8%
MercadoLibre, Inc. *	86,157	113,560,095

CANADA — 3.1%
AbCellera Biologics, Inc. *	835,455	6,299,331
Constellation Software, Inc.	17,922	33,694,553
Lumine Group, Inc. *	53,772	585,265
Ritchie Bros. Auctioneers, Inc.	228,655	12,870,990
Shopify, Inc., Class A *	430,507	20,638,506
		74,088,645
CHINA — 6.3%
Alibaba Group Holding Ltd. *	1,618,388	20,497,687
Meituan, Class B *	1,328,400	24,100,119
Ping An Insurance Group Co. of China Ltd., Class H	3,019,000	19,530,556
Prosus NV *	258,745	20,260,785
Tencent Holdings Ltd.	740,000	36,163,300
Tencent Music Entertainment Group ADR *	2,858,742	23,670,384
Wuxi Biologics Cayman, Inc. *	1,084,000	6,679,566
		150,902,397
DENMARK — 4.3%
Ambu A/S, B Shares *	713,432	10,727,977
Chr. Hansen Holding A/S	308,964	23,503,033
DSV A/S	212,204	41,145,841
Novozymes A/S, B Shares	541,075	27,704,765
		103,081,616
FINLAND — 1.3%
Kone Oyj, B Shares	578,022	30,146,187

FRANCE — 8.0%
Danone SA	613,785	38,191,927
Dassault Systemes SE	883,417	36,441,877
Edenred	699,995	41,429,038
Kering	59,537	38,843,617
Nexans SA	137,842	13,734,325
Sartorius Stedim Biotech	69,052	21,184,829
		189,825,613
GERMANY — 8.4%
BioNTech SE ADR	130,288	16,229,976
Deutsche Boerse AG	247,587	48,207,712
Rational AG	50,619	34,025,333
SAP SE	459,891	58,070,683
Scout24 SE	737,473	43,864,168
		200,397,872
HONG KONG — 4.8%
AIA Group Ltd.	6,995,000	73,359,071
Futu Holdings Ltd. ADR *	166,054	8,609,900
Hong Kong Exchanges & Clearing Ltd.	688,900	30,535,307
		112,504,278

See previously submitted notes to the financial statements for the year ended December 31, 2022.

Portfolio of Investments

March 31, 2023 (unaudited)

Baillie Gifford International Alpha Fund

	Shares	Value
INDIA — 3.1%
Housing Development Finance Corp., Ltd.	1,766,552	$56,649,912
ICICI Lombard General Insurance Co., Ltd.	1,301,155	16,958,067
		73,607,979
IRELAND — 6.4%
CRH PLC	1,067,791	53,938,660
Kingspan Group PLC	604,072	41,394,236
Ryanair Holdings PLC ADR *	620,957	58,550,035
		153,882,931
ITALY — 1.4%
FinecoBank Banca Fineco SpA	2,121,533	32,504,234

JAPAN — 13.2%
Denso Corp.	597,500	33,727,350
FANUC Corp.	1,012,000	36,545,537
Japan Exchange Group, Inc.	1,512,500	23,131,982
Keyence Corp.	57,000	27,936,200
MonotaRO Co., Ltd.	1,692,100	21,313,053
Nidec Corp.	342,500	17,824,047
Nintendo Co., Ltd.	526,800	20,461,754
Shimano, Inc.	155,600	26,978,827
Shiseido Co., Ltd.	682,200	31,983,753
SMC Corp.	57,300	30,375,672
Sony Group Corp.	475,400	43,301,040
		313,579,215
NETHERLANDS — 7.3%
Adyen NV *	17,808	28,375,780
ASML Holding NV	72,928	49,696,651
EXOR NV *	275,869	22,748,039
IMCD NV	284,609	46,538,093
Topicus.com, Inc. *	353,853	25,286,809
		172,645,372
NORWAY — 0.6%
Aker Carbon Capture ASA *	10,538,898	14,855,920

PANAMA — 1.0%
Copa Holdings SA, Class A *	261,085	24,111,200

RUSSIA — 0.0% (a)
Magnit PJSC *(b)	237,700	0
Magnit PJSC GDR Reg S *(b)	1	0
MMC Norilsk Nickel PJSC *(b)	77,386	0
MMC Norilsk Nickel PJSC ADR *(b)	1	0
		0
SINGAPORE — 1.0%
Sea Ltd. ADR *	288,657	24,983,263

SOUTH AFRICA — 1.2%
Discovery Ltd. *	3,698,137	28,964,067

SOUTH KOREA — 3.0%
Coupang, Inc. *	1,188,771	19,020,336

See previously submitted notes to the financial statements for the year ended December 31, 2022.

Portfolio of Investments

March 31, 2023 (unaudited)

Baillie Gifford International Alpha Fund

	Shares	Value
SOUTH KOREA (continued)
Samsung Electronics Co., Ltd.	1,051,096	$51,977,708
		70,998,044
SPAIN — 1.6%
Amadeus IT Group SA *	571,024	38,306,323

SWEDEN — 4.1%
Atlas Copco AB, B Shares	4,245,510	48,835,015
Epiroc AB, B Shares	2,107,418	35,932,455
MIPS AB	261,310	13,250,611
		98,018,081
SWITZERLAND — 2.8%
Cie Financiere Richemont SA	338,778	54,325,140
Wizz Air Holdings PLC *	321,123	11,792,498
		66,117,638
TAIWAN — 3.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	4,315,000	75,618,742

UNITED KINGDOM — 0.5%
Just Eat Takeaway.com NV *	159,921	3,065,140
Oxford Nanopore Technologies PLC *	3,153,979	8,647,387
		11,712,527
UNITED STATES — 4.3%
Experian PLC	948,058	31,217,406
Nestle SA	436,560	53,230,007
Spotify Technology SA *	141,211	18,868,614
		103,316,027
TOTAL INVESTMENTS — 98.2%
(cost $1,687,673,379)		$2,337,914,779
Other assets less liabilities — 1.8%		42,055,122
NET ASSETS — 100.0%		$2,379,969,901

(a)	Amount rounds to less than 0.1%.
(b)	Investment was valued using significant unobservable inputs.
*	Non-income producing security.

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
Reg S	—	Regulation S (“Reg S”) under the Securities Act of 1933, as amended (“1933 Act”), is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States). These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. At March 31, 2023, the net value of these securities was $0 representing 0.0% of net assets.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the year ended December 31, 2022.

Portfolio of Investments

March 31, 2023 (unaudited)

Baillie Gifford International Alpha Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$435,943,324	$1,901,971,455	$0	$2,337,914,779
Total	$435,943,324	$1,901,971,455	$0	$2,337,914,779

**	Refer to Portfolio of Investments for further detail.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at December 31, 2022	$0
Purchases	—
Sales	—
Realized gain (loss)	—
Change in unrealized gain (loss)	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance at March 31, 2023	$0
Change in unrealized gain (loss) related to Investments still held at March 31, 2023.	$—

There were no transfers into or out of Level 3 during the period ended March 31, 2023.

See previously submitted notes to the financial statements for the year ended December 31, 2022.

Portfolio of Investments

March 31, 2023 (unaudited)

Baillie Gifford International Alpha Fund

Summary of Unobservable Inputs for Level 3 Investments

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This impacted the Fund in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia. As a result, management made the decision to value several securities at nil and transfer them into Level 3. The impacted securities are as follows:

Magnit PJSC

Magnit PJSC GDR Reg S

MMC Norilsk Nickel PJSC

MMC Norilsk Nickel PJSC ADR

See previously submitted notes to the financial statements for the year ended December 31, 2022.